Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S
-
K,
which require that we, among other things, report the amount of “compensation actually paid” (“CAP”) to our named executive officers for the last four fiscal years and compare those amounts to certain mandated performance metrics. The values shown below under the header “compensation actually paid” is calculated in accordance with applicable SEC rules and does not reflect the actual amount of compensation earned by or paid to our named executive officers during each covered fiscal year.
Our compensation philosophy is to deliver pay for performance. We seek to provide a level of performance that creates sustainable value for our stockholders by generating short-term results while also making investments designed to increase profitability over the long term. Please refer to the “Compensation Discussion and Analysis” section of this proxy statement for details regarding how the compensation committee links the compensation paid to our named executive officers to our company performance.

	2020	2021	2022	2023	2024

Summary Compensation Table Total for CEO T. Gentile	$—	$—	$—	$—	$9,595,136

Summary Compensation Table Total for CEO N. Stanage	$7,953,938	$9,781,885	$8,264,516	$7,837,803	$8,877,881

Compensation Actually Paid to CEO T. Gentile (1)	$—	$—	$—	$—	$9,462,083

Compensation Actually Paid to CEO N. Stanage (1)	$1,192,237	$11,352,428	$8,812,434	$13,210,593	$4,019,720

Average Summary Compensation Table Total for Non-CEO NEOs	$1,599,412	$2,131,482	$1,546,724	$1,996,987	$2,340,334

Average Compensation Actually Paid to Non-CEO NEOs (2)	$680,043	$2,297,873	$1,787,711	$2,435,042	$1,936,437

Value of Initial Fixed $100 Investment Based On:

Total Shareholder Return (3)	$66.30	$70.82	$81.02	$102.28	$87.77

Peer Group Total Shareholder Return (3)	$106.45	$109.35	$104.16	$129.25	$159.71

Net Income (4) (millions)	$31.7	$16.1	$126.3	$105.7	$132.1

Company-Selected Measure (Adjusted EBIT) (5) (millions)	$73.3	$70.9	$165.0	$217.6	$237.7

(1)
As required by applicable SEC rules, CAP was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the “Stock Awards” column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the “Option Awards” column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year, and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for performance-based awards as of the end of the covered fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under generally accepted accounting principles.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the covered fiscal years. Mr. Stanage is included as the CEO for each of the years reported in the table above, including for 2024, and Mr. Gentile is included as the CEO only for 2024.

Chief Executive Officer
	2020	2021	2022	2023	2024 N. Stanage	2024 T. Gentile

SCT Total	$7,953,938	$9,781,885	$8,264,516	$7,837,803	$8,877,881	$9,595,136

Subtract: Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	$(4,420,348)	$(6,630,904)	$(4,597,073)	$(4,781,296)	$(4,972,583)	$(6,839,938)

Subtract: Change in Pension Value as Disclosed Each Year in the SCT	$(2,365,446)	$(929,331)	$(1,146,825)	$—	$(1,984,553)	$—

Add: Change in Fair Value of Stock Awards and Option Awards	$(1,066,366)	$8,175,270	$4,881,098	$8,981,377	$2,098,976	$6,706,886

Add: Service and Prior Service Cost for Pension Plans	$1,090,459	$955,508	$1,410,718	$1,172,709	$—	$—

CAP for Chief Executive Officer	$1,192,237	$11,352,428	$8,812,434	$13,210,593	$4,019,720	$9,462,083

CEO: Change in Fair Value of Stock and Option Awards
	2020	2021	2022	2023	2024 N. Stanage	2024 T. Gentile

Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	$2,551,099	$8,621,521	$5,233,909	$5,019,432	$4,670,801	$6,687,171

Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	$—	$—	$—	$—	$—	$—

Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	$(1,385,174)	$206,852	$254,444	$1,286,770	$(1,114,651)	$—

Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	$(2,232,290)	$(653,103)	$(666,206)	$2,519,366	$(1,620,550)	$—

Adjustments for Stock Awards that Failed to Meet Performance Conditions	$—	$—	$—	$—	$—	$—

Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	$—	$—	$58,951	$155,809	$163,376	$19,715

Total Change in Fair Value of Stock Awards and Option Awards Included in CAP	$(1,066,366)	$8,175,270	$4,881,098	$8,981,377	$2,098,976	$6,706,886

CEO: Pension Plan Adjustment
	2020	2021	2022	2023	2024 N. Stanage	2024 T. Gentile

Service Cost	$1,090,459	$955,508	$1,210,933	$1,172,709	$—	$—

Prior Service Cost	$—	$—	$199,785	$—	$—	$—

Total Service and Prior Service Cost for Pension Plans	$1,090,459	$955,508	$1,410,718	$1,172,709	$—	$—

(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO
named executive officers included in the average for each covered fiscal year were:

2023 and 2024: Patrick J. Winterlich, Gail E. Lehman, Thierry P. Merlot, and Philippe Chevrier
2022: Patrick J. Winterlich, Gail E. Lehman, Thierry P. Merlot, Gina Fitzsimons, Robert G. Hennemuth, and Colleen Pritchett
2021: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, and Thierry P. Merlot
2020: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, Colleen Pritchett, and Brett Schneider

Other Named Executive Officers

	2020	2021	2022	2023	2024

Average SCT Total	$1,599,412	$2,131,482	$1,546,724	$1,996,987	$2,340,334

Subtract: Average Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	$(950,232)	$(1,249,923)	$(651,500)	$(752,099)	$(1,216,130)

Subtract: Average Change in Pension Value as Disclosed Each Year in the SCT	$(87,103)	$(25,942)	$—	$—	$—

Add: Average Change in Fair Value of Stock Awards and Option Awards	$88,916	$1,406,568	$886,211	$1,190,154	$812,233

Add: Average Service and Prior Service Cost for Pension Plans	$29,050	$35,688	$6,276	$—	$—

Average CAP for Other Named Executive Officers	$680,043	$2,297,873	$1,787,711	$2,435,042	$1,936,437

Other Named Executive Officers: Average Change in Fair Value of Stock and Option Awards

	2020	2021	2022	2023	2024

Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	$564,376	$1,553,051	$712,798	$793,750	$1,156,424

Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	$—	$—	$—	$—	$—

Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	$(273,263)	$(75,353)	$291,392	$108,155	$(250,026)

Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	$(167,942)	$(71,130)	$(42,922)	$274,028	$(112,878)

Adjustments for Stock Awards that Failed to Meet Performance Conditions	$(34,255)	$—	$(82,136)	$—	$—

Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	$—	$—	$7,078	$14,221	$18,713

Total Average Change in Fair Value of Stock Awards and Option Awards Included in CAP	$88,916	$1,406,568	$886,211	$1,190,154	$812,233

Other Named Executive Officers: Average Pension Plan Adjustment

	2020	2021	2022	2023	2024

Average Service Cost	$29,050	$35,688	$6,276	$—	$—

Average Prior Service Cost	$—	$—	$—	$—	$—

Total Average Service and Prior Service Cost for Pension Plans	$29,050	$35,688	$6,276	$—	$—

(3)
The company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The company TSR in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Aerospace & Defense Select Industry Index during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.

(4)	Reflects net income for the covered fiscal year, as reported in our Annual Report on Form 10-K for such year.

(5)	The following table provides a list of the most important financial performance measures used by us to link CAP to company performance for the most recently completed fiscal year:

Tabular List

Adjusted EBIT

Free Cash Flow

Return on Invested Capital (ROIC)

Of the goals listed above, we consider Adjusted EBIT to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore included it as the Company-Selected Measure in the table above. For the definition of Adjusted EBIT, please see page 32 of this proxy statement.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO
named executive officers included in the average for each covered fiscal year were:

2023 and 2024: Patrick J. Winterlich, Gail E. Lehman, Thierry P. Merlot, and Philippe Chevrier
2022: Patrick J. Winterlich, Gail E. Lehman, Thierry P. Merlot, Gina Fitzsimons, Robert G. Hennemuth, and Colleen Pritchett
2021: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, and Thierry P. Merlot
2020: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, Colleen Pritchett, and Brett Schneider

Peer Group Issuers, Footnote
(3)
The company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The company TSR in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Aerospace & Defense Select Industry Index during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.

Adjustment To PEO Compensation, Footnote

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the covered fiscal years. Mr. Stanage is included as the CEO for each of the years reported in the table above, including for 2024, and Mr. Gentile is included as the CEO only for 2024.

Chief Executive Officer
	2020	2021	2022	2023	2024 N. Stanage	2024 T. Gentile

SCT Total	$7,953,938	$9,781,885	$8,264,516	$7,837,803	$8,877,881	$9,595,136

Subtract: Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	$(4,420,348)	$(6,630,904)	$(4,597,073)	$(4,781,296)	$(4,972,583)	$(6,839,938)

Subtract: Change in Pension Value as Disclosed Each Year in the SCT	$(2,365,446)	$(929,331)	$(1,146,825)	$—	$(1,984,553)	$—

Add: Change in Fair Value of Stock Awards and Option Awards	$(1,066,366)	$8,175,270	$4,881,098	$8,981,377	$2,098,976	$6,706,886

Add: Service and Prior Service Cost for Pension Plans	$1,090,459	$955,508	$1,410,718	$1,172,709	$—	$—

CAP for Chief Executive Officer	$1,192,237	$11,352,428	$8,812,434	$13,210,593	$4,019,720	$9,462,083

CEO: Change in Fair Value of Stock and Option Awards
	2020	2021	2022	2023	2024 N. Stanage	2024 T. Gentile

Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	$2,551,099	$8,621,521	$5,233,909	$5,019,432	$4,670,801	$6,687,171

Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	$—	$—	$—	$—	$—	$—

Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	$(1,385,174)	$206,852	$254,444	$1,286,770	$(1,114,651)	$—

Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	$(2,232,290)	$(653,103)	$(666,206)	$2,519,366	$(1,620,550)	$—

Adjustments for Stock Awards that Failed to Meet Performance Conditions	$—	$—	$—	$—	$—	$—

Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	$—	$—	$58,951	$155,809	$163,376	$19,715

Total Change in Fair Value of Stock Awards and Option Awards Included in CAP	$(1,066,366)	$8,175,270	$4,881,098	$8,981,377	$2,098,976	$6,706,886

CEO: Pension Plan Adjustment
	2020	2021	2022	2023	2024 N. Stanage	2024 T. Gentile

Service Cost	$1,090,459	$955,508	$1,210,933	$1,172,709	$—	$—

Prior Service Cost	$—	$—	$199,785	$—	$—	$—

Total Service and Prior Service Cost for Pension Plans	$1,090,459	$955,508	$1,410,718	$1,172,709	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,340,334	$ 1,996,987	$ 1,546,724	$ 2,131,482	$ 1,599,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,936,437	2,435,042	1,787,711	2,297,873	680,043
Adjustment to Non-PEO NEO Compensation Footnote

Other Named Executive Officers

	2020	2021	2022	2023	2024

Average SCT Total	$1,599,412	$2,131,482	$1,546,724	$1,996,987	$2,340,334

Subtract: Average Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	$(950,232)	$(1,249,923)	$(651,500)	$(752,099)	$(1,216,130)

Subtract: Average Change in Pension Value as Disclosed Each Year in the SCT	$(87,103)	$(25,942)	$—	$—	$—

Add: Average Change in Fair Value of Stock Awards and Option Awards	$88,916	$1,406,568	$886,211	$1,190,154	$812,233

Add: Average Service and Prior Service Cost for Pension Plans	$29,050	$35,688	$6,276	$—	$—

Average CAP for Other Named Executive Officers	$680,043	$2,297,873	$1,787,711	$2,435,042	$1,936,437

Other Named Executive Officers: Average Change in Fair Value of Stock and Option Awards

	2020	2021	2022	2023	2024

Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	$564,376	$1,553,051	$712,798	$793,750	$1,156,424

Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	$—	$—	$—	$—	$—

Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	$(273,263)	$(75,353)	$291,392	$108,155	$(250,026)

Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	$(167,942)	$(71,130)	$(42,922)	$274,028	$(112,878)

Adjustments for Stock Awards that Failed to Meet Performance Conditions	$(34,255)	$—	$(82,136)	$—	$—

Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	$—	$—	$7,078	$14,221	$18,713

Total Average Change in Fair Value of Stock Awards and Option Awards Included in CAP	$88,916	$1,406,568	$886,211	$1,190,154	$812,233

Other Named Executive Officers: Average Pension Plan Adjustment

	2020	2021	2022	2023	2024

Average Service Cost	$29,050	$35,688	$6,276	$—	$—

Average Prior Service Cost	$—	$—	$—	$—	$—

Total Average Service and Prior Service Cost for Pension Plans	$29,050	$35,688	$6,276	$—	$—

Compensation Actually Paid vs. Total Shareholder Return
CAP and Company TSR
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the company’s TSR during the period covered by the Pay versus Performance Table. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the company’s net income during the period covered by the Pay versus Performance Table. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted EBIT
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the company’s Adjusted EBIT during the period covered by the Pay versus Performance Table. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR The graph below illustrates the relationship between the company’s TSR and the peer group TSR during the period covered by the Pay versus Performance Table.
Tabular List, Table
(5)	The following table provides a list of the most important financial performance measures used by us to link CAP to company performance for the most recently completed fiscal year:

Tabular List

Adjusted EBIT

Free Cash Flow

Return on Invested Capital (ROIC)

Of the goals listed above, we consider Adjusted EBIT to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore included it as the Company-Selected Measure in the table above. For the definition of Adjusted EBIT, please see page 32 of this proxy statement.

Total Shareholder Return Amount	$ 87.77	102.28	81.02	70.82	66.3
Peer Group Total Shareholder Return Amount	159.71	129.25	104.16	109.35	106.45
Net Income (Loss)	$ 132,100,000	$ 105,700,000	$ 126,300,000	$ 16,100,000	$ 31,700,000
Company Selected Measure Amount	237,700,000	217,600,000	165,000,000	70,900,000	73,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
T. Gentile [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,595,136	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 9,462,083	0	0	0	0
PEO Name	T. Gentile
N. Stanage [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,877,881	7,837,803	8,264,516	9,781,885	7,953,938
PEO Actually Paid Compensation Amount	$ 4,019,720	13,210,593	8,812,434	11,352,428	1,192,237
PEO Name	N. Stanage
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,172,709	1,410,718	955,508	1,090,459
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,172,709	1,210,933	955,508	1,090,459
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	199,785	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,981,377	4,881,098	8,175,270	(1,066,366)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,019,432	5,233,909	8,621,521	2,551,099
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,286,770	254,444	206,852	(1,385,174)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,519,366	(666,206)	(653,103)	(2,232,290)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		155,809	58,951	0	0
PEO | Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,781,296)	(4,597,073)	(6,630,904)	(4,420,348)
PEO | Change in Pension Value as Disclosed Each Year in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,146,825)	(929,331)	(2,365,446)
PEO | T. Gentile [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | T. Gentile [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | T. Gentile [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | T. Gentile [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,706,886
PEO | T. Gentile [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,687,171
PEO | T. Gentile [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | T. Gentile [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | T. Gentile [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | T. Gentile [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | T. Gentile [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,715
PEO | T. Gentile [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,839,938)
PEO | T. Gentile [Member] | Change in Pension Value as Disclosed Each Year in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | N. Stanage [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | N. Stanage [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | N. Stanage [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | N. Stanage [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,098,976
PEO | N. Stanage [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,670,801
PEO | N. Stanage [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,114,651)
PEO | N. Stanage [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | N. Stanage [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,620,550)
PEO | N. Stanage [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | N. Stanage [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,376
PEO | N. Stanage [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,972,583)
PEO | N. Stanage [Member] | Change in Pension Value as Disclosed Each Year in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,984,553)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	6,276	35,688	29,050
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	6,276	35,688	29,050
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,233	1,190,154	886,211	1,406,568	88,916
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,156,424	793,750	712,798	1,553,051	564,376
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(250,026)	108,155	291,392	(75,353)	(273,263)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,878)	274,028	(42,922)	(71,130)	(167,942)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(82,136)	0	(34,255)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,713	14,221	7,078	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,216,130)	(752,099)	(651,500)	(1,249,923)	(950,232)
Non-PEO NEO | Change in Pension Value as Disclosed Each Year in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (25,942)	$ (87,103)